Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital Commitments [Line Items]
Capital commitments	$ 305	$ 285
NetCo (UNIRED)
Capital Commitments [Line Items]
Capital commitments	16	6
Total for all joint ventures
Capital Commitments [Line Items]
Capital commitments	31	19
1 year
Capital Commitments [Line Items]
Capital commitments	280	$ 215
1 year | NetCo (UNIRED)
Capital Commitments [Line Items]
Capital commitments	16
1 year | Total for all joint ventures
Capital Commitments [Line Items]
Capital commitments	$ 31